UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 107.4%
BANK 0.3%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	119,300	$2,386,000
REAL ESTATE 107.1%
DIVERSIFIED 8.3%
BGP Holdings PLC (EUR) (Australia)(a),(b),(d)	3,927,678	0
Dexus Property Group (Australia)	9,211,973	7,612,774
Forest City Enterprises (d),(e),(f)	843,493	10,822,015
Great Eagle Holdings Ltd. (Hong Kong)	1,231,743	3,738,640
Lexington Realty Trust (e),(f)	1,570,951	11,248,009
Vornado Realty Trust (e),(f)	560,098	47,905,182
Wharf Holdings Ltd. (Hong Kong)	500	3,210
		81,329,830
HEALTH CARE 15.0%
Brookdale Senior Living (d),(e)	241,432	3,937,756
Cogdell Spencer (e),(g)	1,092,700	6,905,864
HCP (e)	884,875	31,837,803
Health Care REIT (e)	929,124	43,984,730
LTC Properties	575,000	14,674,000
Nationwide Health Properties (e),(f)	746,847	28,880,573
Ventas (e),(f)	344,400	17,760,708
		147,981,434
HOTEL 5.0%
Hersha Hospitality Trust	1,775,117	9,195,106
Hospitality Properties Trust (e),(f)	496,469	11,086,153
Host Hotels & Resorts (e),(f)	1,574,554	22,799,542
Sunstone Hotel Investors (d),(e),(g)	733,003	6,648,337
		49,729,138
INDUSTRIAL 3.4%
ProLogis (e),(f).(g)	2,318,079	27,306,971
Segro PLC (United Kingdom)(e)	1,378,153	5,910,285
		33,217,256

	Number of Shares	Value
OFFICE 14.5%
Boston Properties (e),(f)	625,261	$51,971,694
Brookfield Properties Corp. (Canada)(e)	415,486	6,448,343
Douglas Emmett (e)	837,346	14,661,928
Hongkong Land Holdings Ltd. (USD) (Singapore)(e)	600,301	3,727,869
Hudson Pacific Properties (h)	288,518	4,723,040
Kilroy Realty Corp.	206,638	6,847,983
Liberty Property Trust (e),(f)	675,259	21,540,762
Mack-Cali Realty Corp. (e),(f)	570,244	18,652,681
SL Green Realty Corp. (e),(f)	230,150	14,575,400
		143,149,700
OFFICE/INDUSTRIAL 1.5%
PS Business Parks (e)	247,370	13,993,721
Realex Properties Corp., 144A (Canada)(c)	128,850	856,579
		14,850,300
RESIDENTIAL 21.0%
APARTMENT 19.6%
Apartment Investment & Management Co. (e),(f)	1,010,651	21,607,718
Associated Estates Realty Corp.	812,690	11,361,406
AvalonBay Communities (e),(f)	232,354	24,148,551
BRE Properties (e),(f)	656,703	27,253,175
Colonial Properties Trust (e),(h)	386,157	6,251,882
Education Realty Trust (e),(h)	1,021,236	7,301,837
Equity Residential (e),(f)	934,678	44,462,633
Essex Property Trust	85,064	9,309,404
Home Properties (e)	141,900	7,506,510
Post Properties (e)	387,722	10,825,198
UDR (e)	1,089,152	23,002,890
		193,031,204
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties (e)	254,091	13,842,878
TOTAL RESIDENTIAL		206,874,082

	Number of Shares	Value
SELF STORAGE 5.2%
Public Storage (e),(f)	431,664	$41,888,675
Sovran Self Storage (e)	246,960	9,359,784
		51,248,459
SHOPPING CENTER 28.7%
COMMUNITY CENTER 12.5%
Developers Diversified Realty Corp. (e)	2,620,409	29,400,989
Kimco Realty Corp. (e),(f)	2,239,166	35,266,864
Ramco-Gershenson Properties Trust	477,974	5,119,102
Regency Centers Corp. (e),(f)	413,009	16,301,465
Tanger Factory Outlet Centers	168,600	7,947,804
Urstadt Biddle Properties-Class A	409,097	7,396,474
Weingarten Realty Investors (e),(f)	997,761	21,771,145
		123,203,843
REGIONAL MALL 16.2%
Macerich Co. (e),(f)	655,697	28,162,186
Simon Property Group (e),(f)	1,340,552	124,322,792
Westfield Group (Australia)	624,700	7,402,632
		159,887,610
TOTAL SHOPPING CENTER		283,091,453
SPECIALTY 4.5%
Digital Realty Trust (e),(f)	353,636	21,819,341
DuPont Fabros Technology	439,694	11,058,304
Rayonier (e),(f)	236,465	11,851,626
		44,729,271
TOTAL REAL ESTATE		1,056,200,923
TOTAL COMMON STOCK (Identified cost—$828,039,271)		1,058,586,923

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 30.7%
BANK 1.3%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1 ($100 par value)	6,000	$6,253,125
Synovus Financial Corp., 8.25%, due 5/15/13, Series tMED	112,400	2,688,608
Wells Fargo & Co., 7.50%, Series L ($100 par value)	4,400	4,426,400
		13,368,133
FINANCE—MORTGAGE LOAN/BROKER 0.5%
Countrywide Capital IV, 6.75%	90,000	2,168,100
Countrywide Capital V, 7.00%	100,000	2,463,000
		4,631,100
INSURANCE 1.1%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.375%(e)	161,600	3,778,208
MULTI-LINE—FOREIGN 0.4%
ING Groep N.V., 7.05%(e)	185,000	4,425,200
REINSURANCE—FOREIGN 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A(e)	105,000	2,547,300
TOTAL INSURANCE		10,750,708

	Number of Shares	Value
REAL ESTATE 27.8%
DIVERSIFIED 4.0%
Capital Lease Funding, 8.125%, Series A	162,000	$4,074,300
Cousins Properties, 7.75%, Series A	60,000	1,492,800
Duke Realty Corp., 6.625%, Series J (e)	80,000	1,926,400
Duke Realty Corp., 6.60%, Series L (e)	100,000	2,387,000
Duke Realty Corp., 6.95%, Series M (e),(f)	100,000	2,487,000
Duke Realty Corp., 7.25%, Series N (e)	169,000	4,282,460
Entertainment Properties Trust, 7.75%, Series B (e)	70,000	1,742,300
Lexington Realty Trust, 6.50%, Series C ($50 par value) (e)	91,250	3,879,950
Lexington Realty Trust, 7.55%, Series D (e)	515,025	12,164,891
Vornado Realty Trust, 6.625%, Series G (e)	110,000	2,701,600
Vornado Realty Trust, 6.625%, Series I (e),(f)	102,453	2,525,466
		39,664,167
HEALTH CARE 1.7%
HCP, 7.10%, Series F (e)	67,700	1,683,699
Health Care REIT, 7.875%, Series D (e)	88,600	2,273,476
Health Care REIT, 7.625%, Series F (e)	416,352	10,529,542
Omega Healthcare Investors, 8.375%, Series D (e)	100,000	2,570,000
		17,056,717
HOTEL 2.9%
Hospitality Properties Trust, 8.875%, Series B (e)	94,825	2,431,313
Hospitality Properties Trust, 7.00%, Series C (e)	466,600	11,487,692
LaSalle Hotel Properties, 7.25%, Series G (e)	445,900	10,558,912
Sunstone Hotel Investors, 8.00%, Series A (e)	160,450	3,940,652
		28,418,569
INDUSTRIAL 0.4%
AMB Property Corp., 6.50%, Series L (e)	21,111	511,097
ProLogis Trust, 6.75%, Series F	125,550	2,959,214
		3,470,311

	Number of Shares	Value
OFFICE 4.7%
BioMed Realty Trust, 7.375%, Series A (e)	554,499	$14,034,369
Brandywine Realty Trust, 7.375%, Series D (e)	89,000	2,202,750
Corporate Office Properties Trust, 7.625%, Series J (e)	263,900	6,655,558
Cousins Properties, 7.50%, Series B (e)	307,775	7,509,710
HRPT Properties Trust, 8.75%, Series B (e)	130,031	3,296,286
HRPT Properties Trust, 7.125%, Series C (e),(f)	68,500	1,692,635
HRPT Properties Trust, 6.50%, Series D (e)	173,800	3,861,836
Kilroy Realty Corp., 7.50%, Series F (e)	133,800	3,345,000
SL Green Realty Corp., 7.625%, Series C (e)	165,034	4,134,102
		46,732,246
OFFICE/INDUSTRIAL 1.0%
PS Business Parks, 7.00%, Series H (e)	192,000	4,824,960
PS Business Parks, 7.375%, Series O (e)	125,000	3,231,250
PS Business Parks, 6.70%, Series P (e)	64,641	1,567,544
		9,623,754
RESIDENTIAL—APARTMENT 5.1%
Alexandria Real Estate Equities, 7.00%, Series D (e)	560,000	13,104,000
Apartment Investment & Management Co., 8.00%, Series T (e)	148,861	3,795,956
Apartment Investment & Management Co., 7.75%, Series U (e),(f)	1,024,750	25,997,907
Apartment Investment & Management Co., 8.00%, Series V (e)	201,200	5,132,612
Apartment Investment & Management Co., 7.875%, Series Y (e)	100,000	2,552,000
		50,582,475

	Number of Shares	Value
SHOPPING CENTER 7.2%
COMMUNITY CENTER 4.1%
Cedar Shopping Centers, 8.875%, Series A	200,000	$5,140,000
Developers Diversified Realty Corp., 8.00%, Series G (e)	210,000	5,268,900
Developers Diversified Realty Corp., 7.375%, Series H (e)	384,331	9,220,101
Kimco Realty Corp., 7.75%, Series G (e)	194,188	4,975,097
Taubman Centers, 7.625%, Series H (e)	57,235	1,449,762
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (a),(e)	53,000	5,696,175
Weingarten Realty Investors, 6.50%, Series F (e)	367,495	9,040,377
		40,790,412
FREE STANDING 0.4%
National Retail Properties, 7.375%, Series C (e)	136,800	3,456,936
REGIONAL MALL 2.7%
CBL & Associates Properties, 7.75%, Series C (e)	155,000	3,797,500
CBL & Associates Properties, 7.375%, Series D (e)	626,988	14,947,394
Simon Property Group, 8.375%, Series J ($50 par value) (a),(e)	117,941	8,287,714
		27,032,608
TOTAL SHOPPING CENTER		71,279,956
SPECIALTY 0.8%
Digital Realty Trust, 7.875%, Series B (e)	87,575	2,238,855
Entertainment Properties Trust, 9.00%, Series E	191,000	5,252,500
		7,491,355
TOTAL REAL ESTATE		274,319,550
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$282,313,258)		303,069,491
PREFERRED SECURITIES—CAPITAL SECURITIES 4.7%
BANK 0.6%
Citigroup Capital III, 7.625%, due 12/1/36	4,000,000	4,276,404
CoBank ACB, 11.00%, Series C, 144A (c),(e)	25,000	1,373,438
		5,649,842

	Number of Shares	Value
BANK—FOREIGN 1.5%
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN) (United Kingdom)(c)	9,350,000	$8,929,250
Intesa Sanpaolo SpA, 9.50%, due 6/1/16 (Italy)	1,500,000	2,099,065
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A (United Kingdom)(c)	4,300,000	3,999,000
		15,027,315
INSURANCE 2.2%
MULTI-LINE—FOREIGN 0.6%
AXA SA, 6.379%, due 12/29/49, 144A(c)	7,000,000	6,142,500
PROPERTY CASUALTY 0.9%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(e)	5,925,000	5,658,375
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c),(e)	3,110,000	3,700,900
		9,359,275
PROPERTY CASUALTY - FOREIGN 0.2%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	1,500,000	1,863,210
REINSURANCE - FOREIGN 0.5%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(c)	5,640,000	4,624,800
TOTAL INSURANCE		21,989,785
REAL ESTATE—DIVERSIFIED 0.4%
IVG Immobilien AG, 8.00% (Germany)(a)	3,500,000	3,578,532
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$45,217,043)		46,245,474

Principal Amount
CORPORATE BONDS 3.7%
REAL ESTATE 1.7%
INDUSTRIAL 0.5%
ProLogis, 7.375%, due 10/30/19	$4,750,000	4,801,443

		Principal Amount	Value
OFFICE 0.7%
BR Properties SA, 9.00%, due 12/31/49, 144A (Brazil) (c)		$7,500,000	$7,514,062
SHOPPING CENTER 0.5%
Developers Diversified Realty Corp., 7.875%, due 9/1/20		4,480,000	4,649,962
TOTAL CORPORATE BONDS (Identified cost—$16,547,835)			16,965,467

		Number of Shares
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(i)		12,401,133	12,401,133
State Street Institutional Liquid Reserves Fund, 0.26%(i)		12,404,275	12,404,275
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,805,408)			24,805,408

TOTAL INVESTMENTS (Identified cost—$1,196,922,815)	147.1%		$1,449,672,763

WRITTEN CALL OPTIONS	(0.0)		(106,377)

WRITTEN PUT OPTIONS	(0.0)		(5,236)

LIABILITIES IN EXCESS OF OTHER ASSETS	(47.1)		(463,761,785)

NET ASSETS (Equivalent to $8.96 per share based on 109,998,718 shares of common stock outstanding)	100.0%		$985,799,365

	Number of Contracts	Value
WRITTEN CALL OPTIONS (0.0)%
ProLogis, Strike Price 12,10/16/10 (counterparty: JPMorgan Chase)	3,443	$(83,527)
Sunstone Hotel Investors, Strike Price 10, 10/16/10 (counterparty: Goldman Sachs)	3,967	(22,850)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$199,022)		$(106,377)
WRITTEN PUT OPTIONS (0.0)%
Sunstone Hotel Investors, Strike Price 7.5 10/16/10 (counterparty: Goldman Sachs) (Premiums Received—$59,505)	3,967	$(5,236)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 2.0% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.3% of net assets of the Fund.

(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.5% of net assets of the Fund.
(d)	Non-income producing security.
(e)	A portion or all of the security is pledged in connection with the revolving credit agreement: $946,586,154 has been pledged as collateral.
(f)	A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $436,333,745.

(g)	A portion or all of the security is held in connection with written option contracts: $3,899,000 has been pledged to brokers.
(h)	A portion of the security is segregated as collateral for interest rate swap transactions: $8,601,600 has been segregated as collateral.
(i)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly; certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – Bank	$2,386,000	$—	$—	$2,386,000
Common Stock – Other Industries	1,056,200,923	1,056,200,923	—	—
Preferred Securities - $25 Par Value	303,069,491	303,069,491	—	—
Preferred Securities - Capital Securities	46,245,474	—	45,245,474	—
Corporate Bonds – Office	7,514,062	—	—	7,514,062
Corporate Bonds - Other Industries	9,451,405	—	9,451,405	—
Money Market Funds	24,805,408	—	24,805,408	—
Total Investments	$1,449,672,763	$1,359,270,414	$80,502,287	$9,900,062
Other Financials Instruments*	$(16,414,511)	$—	$(16,414,511)	$—

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written options contracts and interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Change in unrealized appreciation	14,062
Net purchases	9,886,000
Balance as of September 30, 2010	$9,900,062

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $14,062.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 corporate bond securities were valued utilizing independent broker quotes. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2010:

Equity Contracts	$(111,613)
Interest Rate Contracts	$(16,302,898)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$262,416,369
Gross unrealized depreciation	(9,666,421)
Net unrealized appreciation	$252,749,948
Cost for federal income tax purposes	$1,196,922,815

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010